March 16, 2016

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	HSBC Advisor Funds Trust (the “Trust”)
File Nos. 033-02205 and 811-07583

Ladies and Gentlemen:

Submitted electronically for filing on behalf of the above referenced Trust pursuant to Rule 497(c) of the Securities Act of 1933, as amended, is interactive data format risk/return summary information that was included in the definitive prospectus dated February 28, 2016, for the HSBC Opportunity Fund, a series of the Trust, that was filed with the U.S. Securities and Exchange Commission via EDGAR on March 3, 2016 (Accession No. 0001206774-16-004789) pursuant to Rule 497(c) under the Securities Act of 1933.

Please direct any questions concerning the filing to the undersigned at (617) 824-1212.

Sincerely,

/s/ Heather Melito-Dezan

Heather Melito-Dezan
Assistant Vice President
Citi Fund Services
Assistant Secretary to the Trust

Attachments

cc:	Richard Fabietti (HSBC)
David Harris, Esq. (Dechert)

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase